Other (Income) /Expense, Net (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Other (Income) /Expense, Net [Abstract]
Schedule of Other (Income)/Expense, Net

The components of other (income)/expense, net were as follows:

	Three months ended December 31,			Nine months ended December 31,
(In USD)	2024		2023	2024	2023
Other (income) /expense, net - other than related parties
Interest income		$(10,946)	$(13,412)	$(25,554)	$(33,799)
Change in fair value of SSCPN		-	(20,110,058)	-	(3,448,846)
Change in fair value of derivative financial instruments		(5,471,519)	(6,571,082)	(5,471,519)	-
Gain on modification of finance leases		(766)	-	(766)	-
Change in fair value of convertible promissory note		-	(7,986,326)	-	(6,990,870)
Change in fair value of Atalaya Note		-	-	(725,362)	-
Loss on litigation settlement		4,338,865	-	4,338,865	-
Loss/(Gain) on sale of property, plant & equipment		115	1,713	(1,079)	85,806
Loss/(Gain) on sale of assets held for sale		(5,011)	9,940	(7,861)	11,325
Loss on extinguishment of redeemable promissory note		1,765,615	-	1,765,615	-
Impairment on assets held for sale		251,590	165,216	251,590	165,216
Loss on foreign currency remeasurements		21,290	5,188	23,071	18,886
Loss on assets written off		68,768	(364)	162,508	39,650
Provision written back		(114,679)	384	(137,235)	(113,443)
Payable to customers written back		(62,899)	(762)	(76,052)	(58,265)
Other, net		(22,597)	(3,451)	(125,518)	(53,395)
Total		$757,826	$(34,503,014)	$(29,297)	$(10,377,735)

Other (income) - from related parties
Interest income		$-	$(5,548)	$-	$(11,224)
Total	$		$(5,548)	$-	$(11,224)
Thecomponents of other income (expense), net were as follows:
(In USD)
	March 31, 2024	March 31, 2023
Other (income) /expense, net - other than related parties
Interest income	$(36,687)	$(13,097)
Change in fair value of Notes	(6,990,870)	-
Change in fair value of SSCPN	(3,448,845)	-
Gain on termination/ modification of finance leases	-	(130,719)
Change in fair value of preferred stock warrant liability	-	(420,245)
Loss on sale of assets	82,640	311,375
Loss/ (gain) on sale of assets held for sale	207,706	(1,644,650)
Net losses on foreign currency remeasurements	19,611	313,584
Loss on assets written off	92,462	-
Provision written back	(113,324)	-
Other, net *	(1,129,164)	(459,804)
Total	(11,316,471)	(2,043,556)

*	includes amount of $951,241 from ASJC Global LLC – Series 24 (“ASJC”) and Cohen Sponsor LLC – A24 RS for the waiver of lock-up restrictions on shares held by them for the year ended March 31, 2024.

Other (income) - from related parties
Interest income	$(11,224)	$(15,804)
Total	(11,224)	(15,804)